Risk Management and Derivative Activities (Details) (USD $)	3 Months Ended		12 Months Ended																								1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Not designated as hedges instrument	Dec. 31, 2013 Not designated as hedges instrument	Dec. 31, 2012 Not designated as hedges instrument	Mar. 31, 2014 Designated as hedge instrument	Dec. 31, 2013 Designated as hedge instrument	Dec. 31, 2012 Designated as hedge instrument	Mar. 31, 2014 Interest rate swaps	Dec. 31, 2013 Interest rate swaps	Dec. 31, 2012 Interest rate swaps	Mar. 31, 2014 Interest rate swaps Not designated as hedges instrument	Dec. 31, 2013 Interest rate swaps Not designated as hedges instrument	Dec. 31, 2012 Interest rate swaps Not designated as hedges instrument	Mar. 31, 2014 Interest rate caps/floors	Dec. 31, 2013 Interest rate caps/floors	Dec. 31, 2012 Interest rate caps/floors	Mar. 31, 2014 Interest rate caps/floors Not designated as hedges instrument	Dec. 31, 2013 Interest rate caps/floors Not designated as hedges instrument	Dec. 31, 2012 Interest rate caps/floors Not designated as hedges instrument	Mar. 31, 2014 Timing swaps	Dec. 31, 2013 Timing swaps	Dec. 31, 2012 Timing swaps	Jan. 31, 2013 Interest rate floor instrument	Mar. 31, 2014 Unrealized Gain (Loss) on Investment and Other Interest rate swaps	Mar. 31, 2013 Unrealized Gain (Loss) on Investment and Other Interest rate swaps	Dec. 31, 2013 Unrealized Gain (Loss) on Investment and Other Interest rate swaps	Dec. 31, 2012 Unrealized Gain (Loss) on Investment and Other Interest rate swaps	Dec. 31, 2011 Unrealized Gain (Loss) on Investment and Other Interest rate swaps	Dec. 31, 2013 Interest Expense on Debt and Securities Interest rate swaps	Dec. 31, 2012 Interest Expense on Debt and Securities Interest rate swaps	Dec. 31, 2011 Interest Expense on Debt and Securities Interest rate swaps	Dec. 31, 2013 Gain (Loss) from Deconsolidation [Member] Interest rate swaps	Dec. 31, 2012 Gain (Loss) from Deconsolidation [Member] Interest rate swaps	Dec. 31, 2011 Gain (Loss) from Deconsolidation [Member] Interest rate swaps
Derivative instruments not designated as hedges under U.S. GAAP
Number (instruments)						20	22	39	0	0	0				17	19	34				3	3	5
Notional Amount						$ 827,697,000	$ 1,153,106,000	$ 2,207,769,000							$ 349,009,000	$ 674,418,000	$ 1,392,269,000				$ 478,688,000	$ 478,688,000	$ 815,500,000	$ 28,000,000	$ 28,000,000	$ 68,900,000	$ 450,000,000
Fair Value Net Asset (Liability)						(28,792,000)	(48,735,000)	(164,611,000)							(30,717,000)	(52,204,000)	(170,840,000)				1,925,000	3,469,000	6,229,000
Lower Range of Fixed LIBOR (as a percent)															4.55%	4.27%	4.55%				1.64%	1.64%	1.64%
Higher Range of Fixed LIBOR (as a percent)															5.25%	5.25%	5.63%				5.00%	5.00%	7.00%
Number of instruments held with extended term																											2
Derivative assets
Interest rate caps/floors																		1,925,000	3,469,000	6,229,000
Derivative liabilities
Interest rate swaps												30,717,000	52,204,000	170,840,000
Non-hedge derivatives
Amount of gain (loss) recognized in earnings: adjustments to fair value																												3,953,000	15,761,000	33,730,000	44,743,000	(38,203,000)
Amount of gain (loss) recognized in earnings: Net cash payment																												(6,736,000)	(16,754,000)	(52,734,000)	(78,903,000)	(102,578,000)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(6,000)	(1,539,000)	(3,993,000)	(6,520,000)	(6,599,000)
Amount of swap gain (loss) reclassified from OCI into earnings																																	3,993,000	6,520,000	6,599,000	(15,246,000)	0	0
Cash margin held by counterparties as collateral	$ 0		$ 0	$ 0